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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-5950

Money Market Obligations Trust

(Exact name of registrant as specified in charter)

5800 Corporate Drive Pittsburgh, PA 15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant's telephone number, including area code:    412-288-1900

Date of fiscal year end:    July 31, 2005

Date of reporting period:     July 1, 2003 to June 30, 2004

Item 1.  Proxy Voting Record.
     Automated Cash Management Trust
     Automated Government Money Trust
     Federated Master Trust
     Federated Short-Term U.S. Government Trust
     Government Obligations Fund
     Government Obligations Tax-Managed Fund
     Liberty U.S. Government Money Market Trust
     Liquid Cash Trust
     Money Market Management
     Money Market Trust
     Municipal Obligations Fund
     Prime Cash Obligations Fund
     Prime Management Obligations Fund
     Prime Obligations Fund
     Prime Value Obligations Fund
     Tax-Free Obligations Fund
     Treasury Obligations Fund
     Trust for Government Cash Reserves
     Trust for Short-Term U.S. Government Securities
     Trust for U.S. Treasury Obligations

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Money Market Obligations Trust
By (Signature and Title)	/s/ J. Christopher Donahue President - Principal Executive Officer

Insert printed name and title of signing officer    J. Christopher Donahue, President - Principal Executive Officer

Date   August 25, 2004